SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Amortization of debt discount	$ 1,081,160	$ 2,364,334
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible promissory notes, balance	1,309,111	655,071
Issuances	250,000	1,768,700
Conversions	(1,070,501)	(1,424,900)
Debt discount		(2,054,904)
Amortization of debt discount	1,081,160	2,364,334
Convertible promissory notes, balance	$ 1,569,770	$ 1,309,111